Goodwill And Other Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Other Intangible Assets
Amortization expense for definite-life intangible assets for the year	$ 2,728	$ 500	$ 672
Estimated amortization expense in 2016	5,207
Estimated amortization expense in 2017	4,623
Estimated amortization expense in 2018	3,580
Estimated amortization expense in 2019	2,521
Estimated amortization expense in 2020	2,041
Write-offs of fully amortized finite-lived intangible assets	$ 1,483	2,850
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	8 years 6 months 19 days
Licenses	$ 93,093	$ 60,824
Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	9 years 2 months 12 days
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	4 years 2 months 6 days